Employee benefit costs (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Summary of Employee Benefit Costs

	Note	2023 £m	2022 £m	2021 £m
Wages and salaries		2,263	2,553	2,315
Social security costs		219	201	185
Other pension and retirement benefit costs	15	108	133	139
Share-based payments - equity and cash-settled	28	74	85	78
		2,664	2,972	2,717